Capital Stock (Rollforward Of Common Stock Activity) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Stock [Line Items]
Common Stock, Balance	438,900	438,900
Treasury, Balance	1,900	1,200
Common Stock Issued [Member]
Capital Stock [Line Items]
Common Stock, Balance	438,871	437,022	433,556
Issuance of stock for various plans, net	1	1,849	3,466
Repurchase of stock, common shares	0	0	0
Common Stock, Balance	438,872	438,871	437,022
Treasury Stock [Member]
Capital Stock [Line Items]
Treasury, Balance	1,234	3,862	6,058
Issuance of stock for various plans, net	(326)	(3,796)	(3,484)
Repurchase of stock, treasury stock	1,013	1,168	1,288
Treasury, Balance	1,921	1,234	3,862